P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

June 8, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Series Trust (the “Registrant”)
(File Nos. 033-00507, 811-04419)

Dear Sir or Madam:

On behalf of Transamerica Series Trust (the “Trust”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus dated May 1, 2012 and the Statement of Additional Information dated May 1, 2012 as amended and restated June 4, 2012 for the Trust, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of prospectus and Statement of Additional Information contained in the Form N-1A registration statement for the Trust (Post-Effective Amendment No. 109) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on June 4, 2012 via EDGAR (Accession Number: 0001193125-12-258903).

Should you have any questions please feel free to contact the undersigned at (727) 299-1836.

Very truly yours,

/s/ Tanya L. Goins

Tanya L. Goins

Vice President and Senior Counsel

Transamerica Asset Management, Inc.